N-2	Apr. 01, 2026 USD ($) $ / shares
Cover [Abstract]
Entity Central Index Key	0000794685
Amendment Flag	false
Document Type	424B4
Entity Registrant Name	THE GABELLI EQUITY TRUST INC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Record Date Sales Load (as a percentage of offering price)	None
Offering Expenses (as a percentage of offering price)	0.39%
Dividend Reinvestment Plan Fees	None	(1)
Voluntary Cash Purchase Plan Purchase Transaction Fee	$0.75	(1)
Voluntary Cash Purchase Plan Sale Transaction Fee	$2.50	(1)

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.39%
Annual Expenses [Table Text Block]

	Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management Fees	1.18	%(2)
Interest Expense	0.25	%(3)
Other Expenses	0.11	%(4)

Total Annual Fund Operating Expenses	1.54%
Dividends on Preferred Stock	0.65	%(5)

Total Annual Fund Operating Expenses and Dividends on Preferred Stock	2.19%

(1)	There are no fees charged to stockholders for participating in the Fund’s Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan. However, stockholders participating in the Plan that elect to make additional cash purchases under the Plan would pay $0.75 per transaction plus a per share fee (which includes any applicable brokerage commissions) to purchase shares and $2.50 per transaction plus a per share fee (which includes any applicable brokerage commissions) to sell shares. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plans” in the Prospectus.
(2)	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets. The Fund’s average weekly net assets will be deemed to be the average weekly value of the Fund’s total assets minus the sum of the Fund’s liabilities (such liabilities exclude (i) the aggregate liquidation preference of outstanding shares of preferred stock and accumulated dividends, if any, on those shares and (ii) the liabilities for any money borrowed). Consequently, because the Fund has shares of preferred stock outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock are higher than if the Fund did not utilize a leveraged capital structure.
(3)	The Series M Preferred Shares have a mandatory redemption date of March 26, 2032 and the Series Q Preferred Shares have a mandatory redemption date of December 26, 2028. Therefore, for financial reporting purposes only, the dividends paid on the Series M Preferred Shares and Series Q Preferred Shares are included as a component of “Interest Expense,” which has been restated to reflect current fees.
(4)	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuance.
(5)	The Dividends on Preferred Stock represent distributions on the existing preferred stock outstanding.

Management Fees [Percent]	1.18%	[2]
Interest Expenses on Borrowings [Percent]	0.25%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.11%	[4]
Total Annual Expenses [Percent]	1.54%
Waivers and Reimbursements of Fees [Percent]	0.65%	[5]
Net Expense over Assets [Percent]	2.19%
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$22	$69	$118	$253

*	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Annual Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The example above includes Dividends on Preferred Stock. If Dividends on Preferred Stock were not included in the example calculation, the expenses would be as follows (based on the same assumptions as above).

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$13	$41	$71	$157

Purchase Transaction Fee [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit | $ / shares	$ 0.75	[1]
Sale Transaction Fee [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit | $ / shares	$ 2.50	[1]
Common Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 22
Expense Example, Years 1 to 3	69
Expense Example, Years 1 to 5	118
Expense Example, Years 1 to 10	253
Preferred Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	13
Expense Example, Years 1 to 3	41
Expense Example, Years 1 to 5	71
Expense Example, Years 1 to 10	$ 157

[1]	There are no fees charged to stockholders for participating in the Fund’s Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan. However, stockholders participating in the Plan that elect to make additional cash purchases under the Plan would pay $0.75 per transaction plus a per share fee (which includes any applicable brokerage commissions) to purchase shares and $2.50 per transaction plus a per share fee (which includes any applicable brokerage commissions) to sell shares. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plans” in the Prospectus.
[2]	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets. The Fund’s average weekly net assets will be deemed to be the average weekly value of the Fund’s total assets minus the sum of the Fund’s liabilities (such liabilities exclude (i) the aggregate liquidation preference of outstanding shares of preferred stock and accumulated dividends, if any, on those shares and (ii) the liabilities for any money borrowed). Consequently, because the Fund has shares of preferred stock outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock are higher than if the Fund did not utilize a leveraged capital structure.
[3]	The Series M Preferred Shares have a mandatory redemption date of March 26, 2032 and the Series Q Preferred Shares have a mandatory redemption date of December 26, 2028. Therefore, for financial reporting purposes only, the dividends paid on the Series M Preferred Shares and Series Q Preferred Shares are included as a component of “Interest Expense,” which has been restated to reflect current fees.
[4]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuance.
[5]	The Dividends on Preferred Stock represent distributions on the existing preferred stock outstanding.